Vanguard U.S. Value Factor ETF

Schedule of Investments (unaudited)
As of August 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)
Common Stocks (99.4%)
Consumer Discretionary (12.9%)
General Motors Co.	27,015	800
Comcast Corp. Class A	15,855	710
Ford Motor Co.	97,548	665
eBay Inc.	8,836	484
PulteGroup Inc.	9,685	432
* AutoNation Inc.	6,975	397
ViacomCBS Inc. Class B	13,675	381
Target Corp.	2,127	322
* DISH Network Corp. Class A	8,663	308
Penske Automotive Group Inc.	5,734	270
Nexstar Media Group Inc. Class A	2,812	270
Toll Brothers Inc.	6,069	256
Lennar Corp. Class A	3,306	247
Aaron's Inc.	4,413	247
BorgWarner Inc.	5,618	228
* Discovery Inc. Class A	10,141	224
* Capri Holdings Ltd.	13,799	219
* TRI Pointe Group Inc.	12,394	209
* Hibbett Sports Inc.	5,775	193
Foot Locker Inc.	6,333	192
Newell Brands Inc.	11,866	190
* Meritage Homes Corp.	1,949	187
Hanesbrands Inc.	12,172	186
Harley-Davidson Inc.	6,682	185
* Michaels Cos. Inc.	16,385	184
KAR Auction Services Inc.	10,612	184
Dana Inc.	12,839	179
* MarineMax Inc.	6,064	178
Whirlpool Corp.	983	175
* Qurate Retail Group Inc. QVC Group Class A	15,780	174
Lithia Motors Inc. Class A	700	174
Big Lots Inc.	3,664	173
* Gray Television Inc.	10,911	169
Group 1 Automotive Inc.	1,897	164
Walmart Inc.	1,156	161
Meredith Corp.	11,271	158
Wyndham Destinations Inc.	5,431	157
Rent-A-Center Inc.	5,046	155
* Sleep Number Corp.	3,133	150
Amerco	415	147
* Asbury Automotive Group Inc.	1,387	147
Graham Holdings Co. Class B	323	138
Lear Corp.	1,193	136
* Beazer Homes USA Inc.	11,033	135
Tupperware Brands Corp.	8,255	134

* American Woodmark Corp.	1,528	134
Cooper Tire & Rubber Co.	3,801	131
Brinker International Inc.	2,798	126
* Mohawk Industries Inc.	1,360	126
Shoe Carnival Inc.	3,710	122
KB Home	3,338	119
Ralph Lauren Corp. Class A	1,726	119
Tapestry Inc.	8,057	119
Haverty Furniture Cos. Inc.	5,394	114
* LKQ Corp.	3,519	112
* WW International Inc.	4,649	109
* MSG Networks Inc.	11,184	109
Signet Jewelers Ltd.	6,133	106
* Liberty Global plc Class C	4,551	105
* Sally Beauty Holdings Inc.	8,963	100
Autoliv Inc.	1,260	99
National CineMedia Inc.	26,555	96
* G-III Apparel Group Ltd.	8,614	95
* SP Plus Corp.	4,550	93
* Laureate Education Inc. Class A	7,400	93
* Zumiez Inc.	3,481	89
* Meritor Inc.	3,898	89
Sonic Automotive Inc. Class A	2,057	87
Matthews International Corp. Class A	3,917	86
* Urban Outfitters Inc.	3,583	84
Designer Brands Inc. Class A	11,742	83
Ethan Allen Interiors Inc.	5,722	82
* Vera Bradley Inc.	15,448	81
Jack in the Box Inc.	929	77
Interface Inc. Class A	10,070	76
* Cars.com Inc.	8,585	75
Fox Corp. Class A	2,636	73
Hyatt Hotels Corp. Class A	1,192	67
MDC Holdings Inc.	1,511	66
Goodyear Tire & Rubber Co.	6,699	64
TEGNA Inc.	5,058	63
Buckle Inc.	3,347	63
Strategic Education Inc.	594	61
Tilly's Inc. Class A	9,590	61
* AMC Networks Inc. Class A	2,486	60
Entercom Communications Corp. Class A	39,487	59
* Funko Inc. Class A	9,809	57
* Liberty Media Corp -Liberty SiriusXM Class C	1,552	56
Aramark	2,002	55
* Motorcar Parts of America Inc.	3,075	54
* Adtalem Global Education Inc.	1,523	51
ODP Corp.	2,140	50
Carriage Services Inc. Class A	2,157	48
Sinclair Broadcast Group Inc. Class A	2,291	48
Polaris Inc.	455	46
Nielsen Holdings plc	2,963	45
* iHeartMedia Inc. Class A	4,792	44
Interpublic Group of Cos. Inc.	2,433	43
* Universal Electronics Inc.	1,000	41
EW Scripps Co. Class A	3,599	40
* Perdoceo Education Corp.	2,657	38
Wolverine World Wide Inc.	1,440	36

Advance Auto Parts Inc.	219	34
* Century Communities Inc.	902	32
Extended Stay America Inc.	2,565	32
Guess? Inc.	2,758	32
* Adient plc	1,717	30
* Lions Gate Entertainment Corp. Class A	3,002	29
* Grand Canyon Education Inc.	242	23
* Lakeland Industries Inc.	1,010	21
Children's Place Inc.	908	18
		15,950
Consumer Staples (5.7%)
Kraft Heinz Co.	27,580	966
CVS Health Corp.	12,310	765
Walgreens Boots Alliance Inc.	20,074	763
Philip Morris International Inc.	8,280	661
Archer-Daniels-Midland Co.	9,091	407
General Mills Inc.	4,570	292
Kroger Co.	7,442	266
Keurig Dr Pepper Inc.	8,500	254
Tyson Foods Inc. Class A	3,752	236
Ingredion Inc.	2,881	232
* Darling Ingredients Inc.	6,334	203
J M Smucker Co.	1,647	198
SpartanNash Co.	9,900	198
* US Foods Holding Corp.	7,137	174
Ingles Markets Inc. Class A	3,989	161
Molson Coors Beverage Co. Class B	4,077	153
Andersons Inc.	8,149	144
* Pilgrim's Pride Corp.	8,214	131
Universal Corp.	2,887	125
* United Natural Foods Inc.	5,994	108
McKesson Corp.	612	94
* Edgewell Personal Care Co.	2,905	83
Bunge Ltd.	1,787	82
Fresh Del Monte Produce Inc.	3,322	77
Weis Markets Inc.	1,561	77
Vector Group Ltd.	4,482	45
* TreeHouse Foods Inc.	901	39
Conagra Brands Inc.	768	29
		6,963
Energy (4.9%)
Kinder Morgan Inc.	42,595	589
Phillips 66	8,035	470
Valero Energy Corp.	5,802	305
Exxon Mobil Corp.	7,051	282
ConocoPhillips	7,430	282
Chevron Corp.	3,328	279
EOG Resources Inc.	5,870	266
* Bonanza Creek Energy Inc.	9,174	184
Archrock Inc.	27,723	182
* First Solar Inc.	2,259	173
Ovintiv Inc.	14,705	163
ONEOK Inc.	5,601	154
Arch Coal Inc. Class A	4,063	153
Williams Cos. Inc.	7,157	149
Warrior Met Coal Inc.	9,258	143

* Renewable Energy Group Inc.	4,138	138
Diamondback Energy Inc.	3,518	137
Arcosa Inc.	2,953	137
World Fuel Services Corp.	5,118	135
HollyFrontier Corp.	4,750	113
* Talos Energy Inc.	14,465	109
Liberty Oilfield Services Inc. Class A	16,291	105
Solaris Oilfield Infrastructure Inc. Class A	13,237	103
* Penn Virginia Corp.	8,624	98
* Matador Resources Co.	9,402	91
* CONSOL Energy Inc.	17,104	88
Valvoline Inc.	4,146	85
* Green Plains Inc.	5,879	79
Equitrans Midstream Corp.	7,438	76
Murphy Oil Corp.	5,354	74
Cabot Oil & Gas Corp.	3,807	72
PBF Energy Inc. Class A	8,165	70
* Newpark Resources Inc.	35,511	69
* CNX Resources Corp.	6,312	69
Antero Midstream Corp.	9,318	63
Marathon Oil Corp.	11,707	62
Pioneer Natural Resources Co.	583	61
* Matrix Service Co.	5,446	50
CVR Energy Inc.	2,764	46
Patterson-UTI Energy Inc.	11,729	45
* REX American Resources Corp.	715	44
NexTier Oilfield Solutions Inc.	11,717	30
* ProPetro Holding Corp.	4,218	26
Nabors Industries Ltd.	599	24
SM Energy Co.	8,056	20
Chesapeake Energy Corp.	1	—
		6,093
Financial Services (29.9%)
Citigroup Inc.	16,918	865
Morgan Stanley	16,132	843
Travelers Cos. Inc.	6,570	762
MetLife Inc.	19,079	734
Goldman Sachs Group Inc.	3,542	726
Prudential Financial Inc.	10,498	711
American International Group Inc.	23,809	694
Chubb Ltd.	5,026	628
* Berkshire Hathaway Inc. Class B	2,842	620
Bank of New York Mellon Corp.	16,671	616
Aflac Inc.	16,588	602
Allstate Corp.	6,416	597
Truist Financial Corp.	14,022	544
PNC Financial Services Group Inc.	4,638	516
Capital One Financial Corp.	6,947	480
JPMorgan Chase & Co.	3,867	387
US Bancorp	10,594	386
* Fiserv Inc.	3,638	362
Wells Fargo & Co.	14,517	351
Axis Capital Holdings Ltd.	7,286	348
Bank of America Corp.	13,448	346
Progressive Corp.	3,419	325
* Enstar Group Ltd.	1,711	306
BlackRock Inc.	459	273

Santander Consumer USA Holdings Inc.	15,445	266
Lakeland Bancorp Inc.	24,724	263
Charles Schwab Corp.	7,233	257
Hartford Financial Services Group Inc.	6,297	255
* Athene Holding Ltd. Class A	6,736	246
Equitable Holdings Inc.	11,322	240
* Mr Cooper Group Inc.	13,063	239
Park National Corp.	2,652	238
Ally Financial Inc.	10,416	238
Alliance Data Systems Corp.	5,261	237
RenaissanceRe Holdings Ltd.	1,275	234
Umpqua Holdings Corp.	20,764	234
Voya Financial Inc.	4,047	210
CNA Financial Corp.	6,415	206
Popular Inc.	5,494	204
Unum Group	10,631	196
OneMain Holdings Inc	6,585	191
PennyMac Financial Services Inc.	3,609	190
Invesco Ltd.	18,619	190
Citizens Financial Group Inc.	7,310	189
* Realogy Holdings Corp.	16,485	183
State Street Corp.	2,677	182
Associated Banc-Corp	13,277	178
Wintrust Financial Corp.	4,029	175
MGIC Investment Corp.	18,926	174
Lincoln National Corp.	4,807	173
SLM Corp.	22,464	172
Nelnet Inc. Class A	2,602	170
First Interstate BancSystem Inc. Class A	5,146	169
EPR Properties	5,151	166
Jones Lang LaSalle Inc.	1,588	164
Fifth Third Bancorp	7,912	163
Kemper Corp.	2,091	162
NBT Bancorp Inc.	5,325	162
Cowen Inc. Class A	8,826	160
Independent Bank Group Inc.	3,417	159
Bank OZK	6,833	157
American Equity Investment Life Holding Co.	6,524	156
* Brighthouse Financial Inc.	5,119	155
Everest Re Group Ltd.	697	153
Credicorp Ltd.	1,168	152
PacWest Bancorp	7,981	152
Assurant Inc.	1,232	150
Cadence BanCorp Class A	15,430	147
Navient Corp.	16,077	146
Reinsurance Group of America Inc.	1,592	146
* Customers Bancorp Inc.	11,399	146
FNB Corp.	19,101	143
First BanCorp	24,872	143
First Merchants Corp.	5,569	142
Radian Group Inc.	9,196	142
* Encore Capital Group Inc.	3,090	142
Comerica Inc.	3,576	141
Synovus Financial Corp.	6,449	141
Synchrony Financial	5,661	140
First Horizon National Corp.	14,629	140
Principal Financial Group Inc.	3,309	139

VICI Properties Inc.	6,186	138
Franklin Resources Inc.	6,496	137
Valley National Bancorp	18,169	136
Webster Financial Corp.	4,960	136
Washington Trust Bancorp Inc.	4,078	136
* Donnelley Financial Solutions Inc.	12,328	134
Sandy Spring Bancorp Inc.	5,607	134
East West Bancorp Inc.	3,625	133
M&T Bank Corp.	1,284	133
Essent Group Ltd.	3,703	132
Sterling Bancorp	11,301	132
Regions Financial Corp.	11,405	132
Prosperity Bancshares Inc.	2,413	132
Globe Life Inc.	1,583	131
Simon Property Group Inc.	1,915	130
S&T Bancorp Inc.	6,419	130
Stifel Financial Corp.	2,552	129
Pinnacle Financial Partners Inc.	3,238	129
Hilltop Holdings Inc.	6,196	128
People's United Financial Inc.	12,064	128
Hancock Whitney Corp.	6,358	127
Univest Financial Corp.	7,859	126
Hope Bancorp Inc.	14,761	125
* Bancorp Inc.	13,129	125
KeyCorp	9,958	123
HarborOne Bancorp Inc.	13,967	121
Trustmark Corp.	5,130	120
First Bancorp	5,848	120
New York Community Bancorp Inc.	13,158	119
Flagstar Bancorp Inc.	3,727	117
* EZCORP Inc. Class A	21,727	117
Old Republic International Corp.	7,218	116
First Commonwealth Financial Corp.	14,160	116
Old National Bancorp	8,279	116
BankUnited Inc.	4,903	115
First Midwest Bancorp Inc.	9,119	114
Huntington Bancshares Inc.	12,048	113
BOK Financial Corp.	2,013	113
OceanFirst Financial Corp.	7,155	112
Signature Bank	1,150	112
Zions Bancorp NA	3,464	111
WesBanco Inc.	4,997	111
STORE Capital Corp.	4,096	111
Discover Financial Services	2,077	110
Ameris Bancorp	4,380	107
South State Corp.	1,923	107
* TriState Capital Holdings Inc.	7,609	106
Bryn Mawr Bank Corp.	3,866	105
* Greenlight Capital Re Ltd. Class A	14,315	104
Hanmi Financial Corp.	10,805	103
Allegiance Bancshares Inc.	4,050	103
Argo Group International Holdings Ltd.	2,756	102
Great Western Bancorp Inc.	7,347	102
TCF Financial Corp.	3,703	100
BancorpSouth Bank	4,610	99
Affiliated Managers Group Inc.	1,445	99
Southside Bancshares Inc.	3,599	99

Jefferies Financial Group Inc.	5,572	98
Assured Guaranty Ltd.	4,545	97
RE/MAX Holdings Inc. Class A	2,750	97
Cathay General Bancorp	3,913	97
Universal Insurance Holdings Inc.	5,181	96
Renasant Corp.	3,769	96
Boston Private Financial Holdings Inc.	16,080	96
First Hawaiian Inc.	5,693	94
WSFS Financial Corp.	3,198	94
Brookline Bancorp Inc.	9,666	93
Simmons First National Corp. Class A	5,401	92
Heartland Financial USA Inc.	2,639	91
Towne Bank	5,114	91
Pacific Premier Bancorp Inc.	3,986	90
* NMI Holdings Inc. Class A	5,228	90
Virtus Investment Partners Inc.	631	90
Provident Financial Services Inc.	6,771	89
TriCo Bancshares	3,208	89
First Busey Corp.	4,986	89
iStar Inc.	7,159	89
Veritex Holdings Inc.	4,913	88
First Financial Bancorp	6,374	87
Newmark Group Inc. Class A	19,447	86
Enterprise Financial Services Corp.	2,863	86
First Bancshares Inc.	3,920	84
Federal Agricultural Mortgage Corp. Class C	1,225	83
GEO Group Inc.	7,458	83
Northfield Bancorp Inc.	8,531	82
Sabra Health Care REIT Inc.	5,450	81
ConnectOne Bancorp Inc.	5,315	80
Heritage Commerce Corp.	11,560	80
OFG Bancorp	6,183	79
Meta Financial Group Inc.	4,099	79
* Cushman & Wakefield plc	6,806	79
1st Source Corp.	2,291	79
HomeStreet Inc.	2,874	79
^ Brookfield Property REIT Inc. Class A	6,776	78
Fulton Financial Corp.	7,796	76
American National Insurance Co.	1,016	76
* World Acceptance Corp.	834	76
First American Financial Corp.	1,426	75
American Finance Trust Inc.	10,895	74
Kearny Financial Corp.	9,364	73
Walker & Dunlop Inc.	1,315	72
CNO Financial Group Inc.	4,341	71
Western Alliance Bancorp	2,000	71
Brixmor Property Group Inc.	5,947	70
First Citizens BancShares Inc. Class A	176	69
Home BancShares Inc.	4,229	69
Investors Bancorp Inc.	8,763	68
FB Financial Corp.	2,482	67
National Bank Holdings Corp. Class A	2,344	67
* PRA Group Inc.	1,424	66
Intercontinental Exchange Inc.	615	65
* Enova International Inc.	3,745	64
Selective Insurance Group Inc.	1,068	64
Sculptor Capital Management Inc. Class A	4,985	64

Central Pacific Financial Corp.	4,079	63
Bank of NT Butterfield & Son Ltd.	2,453	62
* SVB Financial Group	237	61
Atlantic Union Bankshares Corp.	2,574	60
* Cardtronics plc Class A	2,735	59
Cullen/Frost Bankers Inc.	845	59
United Bankshares Inc.	2,239	59
CoreCivic Inc.	6,224	58
* Triumph Bancorp Inc.	2,015	58
Ameriprise Financial Inc.	356	56
Eagle Bancorp Inc.	1,931	56
* Arch Capital Group Ltd.	1,755	55
American Financial Group Inc.	801	54
WisdomTree Investments Inc.	13,508	51
Loews Corp.	1,399	50
Preferred Bank	1,324	50
Hanover Insurance Group Inc.	483	50
UMB Financial Corp.	916	49
Meridian Bancorp Inc.	4,123	48
American Express Co.	460	47
Industrial Logistics Properties Trust	2,164	47
* MoneyGram International Inc.	15,435	45
Raymond James Financial Inc.	592	45
First Foundation Inc.	2,881	44
Employers Holdings Inc.	1,335	44
National Western Life Group Inc. Class A	193	42
Banner Corp.	1,171	42
TrustCo Bank Corp. NY	6,998	42
Bank of Hawaii Corp.	745	41
International Bancshares Corp.	1,190	38
CorEnergy Infrastructure Trust Inc.	4,185	37
United Community Banks Inc.	2,051	37
Alleghany Corp.	67	37
Washington Federal Inc.	1,565	37
BancFirst Corp.	808	36
BGC Partners Inc. Class A	13,913	35
Columbia Banking System Inc.	1,252	35
Piper Sandler Cos.	429	32
Premier Financial Corp.	1,763	32
Lazard Ltd. Class A	950	30
Northwest Bancshares Inc.	2,974	30
Mercury General Corp.	642	29
Heritage Financial Corp.	1,368	27
Waddell & Reed Financial Inc. Class A	1,687	27
* Axos Financial Inc.	1,046	26
Cboe Global Markets Inc.	276	25
Safety Insurance Group Inc.	341	25
* Seacoast Banking Corp. of Florida	1,173	24
Horace Mann Educators Corp.	603	24
Stewart Information Services Corp.	544	23
* Texas Capital Bancshares Inc.	704	23
Urstadt Biddle Properties Inc. Class A	2,412	22
		36,962
Health Care (8.3%)
HCA Healthcare Inc.	8,124	1,103
Cigna Corp.	4,184	742
Anthem Inc.	2,628	740

AbbVie Inc.	7,529	721
Pfizer Inc.	19,006	718
* Centene Corp.	11,081	679
* Biogen Inc.	2,359	679
Bristol-Myers Squibb Co.	8,791	547
Humana Inc.	979	406
* Mylan NV	20,387	334
Merck & Co. Inc.	2,558	218
* Jazz Pharmaceuticals plc	1,559	209
Universal Health Services Inc. Class B	1,777	196
Owens & Minor Inc.	11,355	188
* Tenet Healthcare Corp.	6,484	183
Gilead Sciences Inc.	2,692	180
UnitedHealth Group Inc.	540	169
Perrigo Co. plc	2,801	146
* XBiotech Inc.	7,556	143
* DaVita Inc.	1,608	139
* United Therapeutics Corp.	1,207	129
* Acadia Healthcare Co. Inc.	3,817	118
* Amneal Pharmaceuticals Inc.	27,766	114
* Select Medical Holdings Corp.	5,585	112
Premier Inc. Class A	3,421	112
* Triple-S Management Corp. Class B	6,005	112
* Endo International plc	35,406	107
Computer Programs and Systems Inc.	3,755	103
* Alexion Pharmaceuticals Inc.	852	97
Phibro Animal Health Corp. Class A	3,924	84
* ANI Pharmaceuticals Inc.	2,586	81
* Prestige Consumer Healthcare Inc.	2,083	76
* MEDNAX Inc.	3,491	65
National HealthCare Corp.	919	59
* Allscripts Healthcare Solutions Inc.	6,517	58
* Laboratory Corp. of America Holdings	292	51
Quest Diagnostics Inc.	448	50
* Supernus Pharmaceuticals Inc.	1,992	44
AmerisourceBergen Corp. Class A	398	39
* Novavax Inc.	295	33
* Lannett Co. Inc.	5,556	29
* Brookdale Senior Living Inc.	8,168	22
* Catalyst Pharmaceuticals Inc.	5,656	19
* Varex Imaging Corp.	1,454	16
		10,170
Materials & Processing (7.4%)
International Paper Co.	12,061	437
DuPont de Nemours Inc.	7,798	435
LyondellBasell Industries NV Class A	6,604	432
Westrock Co.	13,530	410
Sonoco Products Co.	7,100	377
Howmet Aerospace Inc.	14,369	252
Owens Corning	3,518	238
Reliance Steel & Aluminum Co.	2,226	233
* Berry Global Group Inc.	4,139	213
Newmont Corp.	3,091	208
Eastman Chemical Co.	2,807	205
Huntsman Corp.	8,978	194
Steel Dynamics Inc.	6,494	192
Westlake Chemical Corp.	3,025	179

Greif Inc. Class A	4,534	167
GrafTech International Ltd.	24,775	165
Timken Co.	3,015	163
* Beacon Roofing Supply Inc.	4,815	163
Sealed Air Corp.	3,802	149
Acuity Brands Inc.	1,356	148
Freeport-McMoRan Inc.	9,427	147
Trinseo SA	5,828	145
* Univar Solutions Inc.	7,628	139
* Builders FirstSource Inc.	4,462	137
* Foundation Building Materials Inc.	8,357	136
* GMS Inc.	5,043	134
Schnitzer Steel Industries Inc.	6,547	129
Verso Corp.	9,356	123
* US Concrete Inc.	4,442	119
Silgan Holdings Inc.	3,047	116
Nucor Corp.	2,526	115
* PGT Innovations Inc.	6,332	115
Albemarle Corp.	1,241	113
Minerals Technologies Inc.	2,223	113
Olin Corp.	9,803	110
MDU Resources Group Inc.	4,483	106
Chemours Co.	4,885	101
* Element Solutions Inc.	9,315	100
* Koppers Holdings Inc.	4,156	100
Commercial Metals Co.	4,706	98
Packaging Corp. of America	943	96
Hexcel Corp.	2,304	91
Apogee Enterprises Inc.	4,317	90
* AdvanSix Inc.	7,087	90
Orion Engineered Carbons SA	7,088	86
* JELD-WEN Holding Inc.	3,932	83
Kronos Worldwide Inc.	6,176	77
Quanex Building Products Corp.	4,054	68
* Clearwater Paper Corp.	1,992	67
Cabot Corp.	1,798	67
Worthington Industries Inc.	1,578	66
Domtar Corp.	2,161	62
Celanese Corp. Class A	606	61
* Ingevity Corp.	1,083	61
Graphic Packaging Holding Co.	4,298	60
Boise Cascade Co.	1,295	59
* Kraton Corp.	4,112	58
Carpenter Technology Corp.	2,745	58
* MRC Global Inc.	9,922	57
Schweitzer-Mauduit International Inc.	1,746	53
Mosaic Co.	2,849	52
* Axalta Coating Systems Ltd.	1,944	46
Ashland Global Holdings Inc.	629	46
Haynes International Inc.	2,263	42
O-I Glass Inc.	3,706	40
* Masonite International Corp.	439	40
CF Industries Holdings Inc.	1,067	35
HB Fuller Co.	711	34
Avient Corp.	993	25
* Rayonier Advanced Materials Inc.	7,490	24

Patrick Industries Inc.	367	21
		9,171
Producer Durables (13.2%)
FedEx Corp.	4,803	1,056
Johnson Controls International plc	19,492	794
Raytheon Technologies Corp.	6,856	418
General Electric Co.	63,761	404
Eaton Corp. plc	3,165	323
ArcBest Corp.	8,767	296
* United Rentals Inc.	1,667	295
General Dynamics Corp.	1,906	285
Air Lease Corp. Class A	9,157	285
Norfolk Southern Corp.	1,287	274
Caterpillar Inc.	1,912	272
Northrop Grumman Corp.	763	261
ADT Inc.	24,107	257
* WESCO International Inc.	5,296	248
Triton International Ltd.	6,645	240
* AerCap Holdings NV	7,861	232
Textron Inc.	5,696	225
REV Group Inc.	28,889	224
Xerox Holdings Corp.	11,497	217
* Herc Holdings Inc.	5,273	216
Quanta Services Inc.	4,172	214
Alaska Air Group Inc.	5,325	207
AAR Corp.	9,188	185
ACCO Brands Corp.	28,290	183
AGCO Corp.	2,553	182
* Ducommun Inc.	4,825	180
* Navistar International Corp.	5,582	179
nVent Electric plc	9,142	175
* Modine Manufacturing Co.	25,664	174
Wabtec Corp.	2,572	171
Kelly Services Inc. Class A	8,934	170
Costamare Inc.	32,773	165
* Middleby Corp.	1,643	161
MTS Systems Corp.	6,224	152
Quad/Graphics Inc.	43,249	151
* Dorian LPG Ltd.	17,500	148
* Tutor Perini Corp.	11,464	144
Regal Beloit Corp.	1,447	143
Knight-Swift Transportation Holdings Inc.	3,107	141
* Diamond S Shipping Inc.	16,653	136
International Seaways Inc.	7,964	135
Trinity Industries Inc.	6,586	135
* MYR Group Inc.	3,450	134
SkyWest Inc.	3,974	134
* Mesa Air Group Inc.	36,049	132
Schneider National Inc. Class B	4,874	132
* Colfax Corp.	3,947	131
SFL Corp. Ltd.	14,876	131
* MasTec Inc.	2,820	130
* Atlas Air Worldwide Holdings Inc.	2,296	129
* DXP Enterprises Inc.	6,669	128
Primoris Services Corp.	6,695	128
3M Co.	781	127
Fluor Corp.	13,225	126

Greenbrier Cos. Inc.	4,602	125
DHT Holdings Inc.	22,746	120
GATX Corp.	1,797	120
* Harsco Corp.	8,382	119
CSX Corp.	1,544	118
Terex Corp.	5,844	114
Scorpio Tankers Inc.	9,596	114
Ardmore Shipping Corp.	29,465	109
* Hub Group Inc. Class A	1,972	106
Resources Connection Inc.	8,201	101
H&E Equipment Services Inc.	4,945	100
ManpowerGroup Inc.	1,327	97
* BrightView Holdings Inc.	7,741	95
* Sykes Enterprises Inc.	2,829	94
* Great Lakes Dredge & Dock Corp.	9,783	92
* XPO Logistics Inc.	1,038	92
Altra Industrial Motion Corp.	2,313	90
* Echo Global Logistics Inc.	3,205	88
* CIRCOR International Inc.	2,916	86
Knoll Inc.	6,678	86
Cummins Inc.	412	85
Herman Miller Inc.	3,546	84
Macquarie Infrastructure Corp.	2,977	83
Werner Enterprises Inc.	1,786	82
Granite Construction Inc.	4,378	81
Matson Inc.	2,008	80
PACCAR Inc.	930	80
Emerson Electric Co.	1,123	78
* Manitowoc Co. Inc.	8,201	77
Oshkosh Corp.	952	73
Otter Tail Corp.	1,846	72
* SEACOR Holdings Inc.	2,207	70
Ryder System Inc.	1,607	66
* Aegion Corp. Class A	3,934	64
Heidrick & Struggles International Inc.	2,939	64
* Allegheny Technologies Inc.	7,071	59
Snap-on Inc.	395	59
Argan Inc.	1,326	56
* Sterling Construction Co. Inc.	3,959	56
Powell Industries Inc.	2,047	55
* Textainer Group Holdings Ltd.	4,672	55
Kennametal Inc.	1,866	54
* CAI International Inc.	2,404	52
Deere & Co.	244	51
* Covenant Transportation Group Inc. Class A	2,789	51
Moog Inc. Class A	805	49
Columbus McKinnon Corp.	1,285	47
Belden Inc.	1,352	46
Scorpio Bulkers Inc.	3,230	45
Huntington Ingalls Industries Inc.	295	45
Ennis Inc.	2,407	44
* Chart Industries Inc.	607	40
Steelcase Inc. Class A	3,403	36
AZZ Inc.	1,018	35
* TriNet Group Inc.	495	34
* Resideo Technologies Inc.	1,942	26
ABM Industries Inc.	676	26

EMCOR Group Inc.	323	24
Valmont Industries Inc.	189	24
* Construction Partners Inc. Class A	1,257	23
		16,312
Technology (7.9%)
* Micron Technology Inc.	20,245	921
Intel Corp.	14,704	749
International Business Machines Corp.	5,090	628
Cisco Systems Inc.	10,649	450
Broadcom Inc.	1,230	427
HP Inc.	19,227	376
Cognizant Technology Solutions Corp. Class A	4,927	329
Avnet Inc.	11,397	314
* Dell Technologies Inc.	4,680	309
SYNNEX Corp.	2,389	304
Hewlett Packard Enterprise Co.	29,645	287
NXP Semiconductors NV	2,225	280
* Flex Ltd.	20,781	226
* Arrow Electronics Inc.	2,680	211
DXC Technology Co.	10,265	205
Oracle Corp.	3,407	195
* J2 Global Inc.	2,761	193
* NCR Corp.	9,177	188
Jabil Inc.	4,956	169
* Diebold Nixdorf Inc.	18,977	158
* ScanSource Inc.	6,185	153
Western Digital Corp.	3,733	143
Perspecta Inc.	6,458	134
* ON Semiconductor Corp.	6,218	133
* Unisys Corp.	11,333	132
Juniper Networks Inc.	4,995	125
* Sanmina Corp.	4,257	121
* Qorvo Inc.	926	119
* Photronics Inc.	11,577	116
* CommScope Holding Co. Inc.	10,229	105
Benchmark Electronics Inc.	5,322	104
* EchoStar Corp. Class A	3,435	101
* TTM Technologies Inc.	8,740	100
Applied Materials Inc.	1,597	98
* NetScout Systems Inc.	4,228	98
Corning Inc.	2,924	95
* Amkor Technology Inc.	7,468	91
Ebix Inc.	3,566	82
* SMART Global Holdings Inc.	3,251	82
Methode Electronics Inc.	2,880	82
* Super Micro Computer Inc.	2,947	81
* Avaya Holdings Corp.	4,707	73
Vishay Intertechnology Inc.	4,390	70
Comtech Telecommunications Corp.	3,835	64
* Yandex NV Class A	844	58
Xperi Holding Corp	4,240	53
* Ultra Clean Holdings Inc.	2,088	51
* Blucora Inc.	4,245	51
* Ichor Holdings Ltd.	1,595	40
Seagate Technology plc	614	29
CDK Global Inc.	545	25
* NETGEAR Inc.	732	24

Amdocs Ltd.	379	23
Plantronics Inc.	1,239	15
		9,790
Utilities (9.2%)
AT&T Inc.	31,654	944
Verizon Communications Inc.	14,483	858
Exelon Corp.	18,274	675
Duke Energy Corp.	7,817	628
Sempra Energy	4,814	595
Southern Co.	10,303	538
Dominion Energy Inc.	6,410	503
UGI Corp.	13,827	477
Public Service Enterprise Group Inc.	8,603	449
Avangrid Inc.	8,958	430
ALLETE Inc.	7,194	388
American Electric Power Co. Inc.	4,442	350
ONE Gas Inc.	3,691	274
Vistra Corp.	12,669	244
Portland General Electric Co.	6,030	230
* United States Cellular Corp.	5,748	209
CenturyLink Inc.	18,731	201
DTE Energy Co.	1,668	198
NRG Energy Inc.	5,312	183
Pinnacle West Capital Corp.	2,488	183
FirstEnergy Corp.	6,269	179
* WideOpenWest Inc.	30,328	174
Xcel Energy Inc.	2,334	162
Consolidated Edison Inc.	2,196	157
Black Hills Corp.	2,742	154
OGE Energy Corp.	4,825	154
AES Corp.	8,296	147
CenterPoint Energy Inc.	7,093	142
National Fuel Gas Co.	3,119	142
Spire Inc.	2,402	140
PPL Corp.	4,103	113
Hawaiian Electric Industries Inc.	3,202	111
* Consolidated Communications Holdings Inc.	13,215	103
NorthWestern Corp.	1,928	100
Unitil Corp.	2,101	89
WEC Energy Group Inc.	928	87
IDACORP Inc.	945	85
Telephone and Data Systems Inc.	3,588	83
Edison International	1,477	78
Evergy Inc.	1,355	72
Clearway Energy Inc.	2,781	71
Avista Corp.	1,900	70
Southwest Gas Holdings Inc.	947	60
PNM Resources Inc.	1,030	45
New Jersey Resources Corp.	1,290	39
Chesapeake Utilities Corp.	335	27
Atmos Energy Corp.	224	22
		11,363
Total Common Stocks (Cost $119,535)		122,774

	Coupon
Temporary Cash Investment (0.4%)
Money Market Fund (0.4%)
1,2 Vanguard Market Liquidity Fund (Cost $440)	0.147%	4,403	440
Total Investments (99.8%) (Cost $119,975)			123,214
Other Assets and Liabilities -Net (0.2%)			258
Net Assets (100%)			123,472
Cost in in $000.

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $74,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Collateral of $83,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2020	2	350	50
Micro E-mini S&P 500 Index	September 2020	16	280	32
				82

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the bo ard of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

U.S. Value Factor ETF

Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments and derivatives.
These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

At August 31, 2020, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.